Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000176936 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000176936 | FR_TSR_TOP10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176936 | FR_TSR_TOP10_BRENT
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000176936 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176936 | FR_TSR_TOP10_SOYBEAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176936 | FR_TSR_TOP10_WTI
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176936 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176936 | FR_TSR_TOP10_CORN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176936 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176936 | FR_TSR_TOP10_SOYBEAN_OIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176936 | SectorAgriculture
Holdings [Line Items]
Percent of Total Investments	29.10%
C000176936 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	27.90%
C000176936 | SectorPrecious Metals
Holdings [Line Items]
Percent of Total Investments	22.10%
C000176936 | SectorIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.50%
C000176936 | SectorLivestock
Holdings [Line Items]
Percent of Total Investments	5.40%
C000176935 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000176935 | FR_TSR_TOP10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000176935 | FR_TSR_TOP10_BRENT
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176935 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176935 | FR_TSR_TOP10_SOYBEAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176935 | FR_TSR_TOP10_WTI
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176935 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176935 | FR_TSR_TOP10_CORN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176935 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176935 | FR_TSR_TOP10_SOYBEAN_OIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176935 | SectorAgriculture
Holdings [Line Items]
Percent of Total Investments	28.90%
C000176935 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	27.50%
C000176935 | SectorPrecious Metals
Holdings [Line Items]
Percent of Total Investments	22.00%
C000176935 | SectorIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.60%
C000176935 | SectorLivestock
Holdings [Line Items]
Percent of Total Investments	6.00%
C000229118 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000229118 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000229118 | FR_TSR_TOP10_NICKEL
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000229118 | FR_TSR_TOP10_ZINC
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000229118 | FR_TSR_TOP10_LEAD
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000229118 | SectorCopper
Holdings [Line Items]
Percent of Total Investments	40.20%
C000229118 | SectorAluminum
Holdings [Line Items]
Percent of Total Investments	26.30%
C000229118 | SectorNickel
Holdings [Line Items]
Percent of Total Investments	14.40%
C000229118 | SectorZinc
Holdings [Line Items]
Percent of Total Investments	13.10%
C000229118 | SectorLead
Holdings [Line Items]
Percent of Total Investments	6.00%